Share-Based Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Stock-Based Compensation [Line Items]
Option awards expire, term	3 years
Term grant	4 years
Equity-based compensation expense	$ 233	$ 706
2022 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Shares authorized for issuance	17,969,792